Dreyfus Emerging Markets Debt Local Currency Fund
Dreyfus Emerging Markets Debt Local Currency Fund
April 30, 2015 THE DREYFUS/LAUREL FUNDS TRUST - Dreyfus Emerging Markets Debt Local Currency Fund Supplement to Summary and Statutory Prospectuses dated October 1, 2014 As Revised November 25, 2014
The following information supersedes and replaces any contrary information in the summary prospectus and statutory prospectus:

The fund’s benchmark is the JPMorgan Government Bond Index – Emerging Markets Global Diversified (GBI-EM Global Diversified), an unmanaged index that tracks local currency bonds issued by emerging market governments. The GBI-EM Global Diversified consists of regularly traded, liquid fixed-rate, local currency government bonds and includes only those countries that give access to their capital markets to global investors.